Earnings per share and shares in issue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Earnings per share [line items]
Net issue (repurchase) of shares (Note 9)	$ 0	$ (80)	$ (776)	$ (125)
Payments to acquire or redeem entity's shares, transaction costs			$ 4
Ordinary Shares
Earnings per share [line items]
Ordinary share repurchase (in shares)	(120,000,000)
Net issue (repurchase) of shares (Note 9)	$ (776)
Share capital issued (in shares)	20,262,823,584		20,262,823,584		20,372,762,750
Shares held in treasury (in shares)	1,152,958,766		1,152,958,766		1,163,077,064